Accounts receivable - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended
	Oct. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Trade and other current receivables [abstract]
Fair value pricing adjustments		$ 3,971,482	$ (107,535)	$ 5,709,952	$ 167,969
Allowance account for credit loss	$ 0	$ (3,506)		$ (3,506)